SCHEDULE 1 - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 31,168	$ 33,322
Prepaid expenses and other current assets	2,682	2,405
Total current assets	41,245	82,252
Non-current assets
TOTAL ASSETS	80,673	283,076
Current liabilities
Accrued expenses and other current liabilities	13,690	15,671
Total current liabilities	32,233	122,358
Non-current liabilities
Other non-current liabilities	8,600	9,575
TOTAL LIABILITIES	55,774	203,920
MEZZANINE EQUITY
Redeemable non-controlling interests	111	4,942
SHAREHOLDERS' EQUITY
Ordinary shares	29	29
Treasury stock	(7,445)	(8,667)
Additional paid-in capital	135,060	136,504
Accumulated other comprehensive income (loss)	(1,625)	257
Accumulated deficit	(107,059)	(65,559)
TOTAL EQUITY	24,788	74,214	$ 67,679	$ 107,504
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	80,673	283,076
Parent company
Current assets
Cash and cash equivalents	16,620	21,442
Prepaid expenses and other current assets	334	1,019
Amounts due from related parties	37,090	36,147
Total current assets	54,044	58,608
Non-current assets
Investment in subsidiaries and VIEs	(28,116)	8,888
TOTAL ASSETS	25,928	67,496
Current liabilities
Accrued expenses and other current liabilities	50	25
Total current liabilities	50	25
Non-current liabilities
Other non-current liabilities	0	0
TOTAL LIABILITIES	50	25
MEZZANINE EQUITY
Redeemable non-controlling interests	0	0
SHAREHOLDERS' EQUITY
Ordinary shares	29	29
Treasury stock	(7,445)	(8,667)
Additional paid-in capital	(135,060)	(136,504)
Accumulated other comprehensive income (loss)	5,293	5,164
Accumulated deficit	(107,059)	(65,559)
TOTAL EQUITY	25,878	67,471
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$ 25,928	$ 67,496